Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 1,878	$ 2,905
Accounts receivable (Accrued liabilities)	(365)	(419)
United States Dollar Denominated Interest Rate Swaps One [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 57,852
Fixed Interest Rate	1.46%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 167
Derivative Liability	$ 0
Remaining Term	1 year 3 months 18 days
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 833	2,905
Accounts receivable (Accrued liabilities)	(365)	(422)
Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	1,045	0
Accounts receivable (Accrued liabilities)	0	$ (3)
United States Dollar Denominated Interest Rate Swaps Two [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 150,000
Fixed Interest Rate	1.55%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 383
Derivative Liability	$ 49
Remaining Term	1 year 3 months 18 days
United States Dollar Denominated Interest Rate Swaps Three [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 50,000
Fixed Interest Rate	1.16%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 365
Derivative Liability	$ 0
Remaining Term	1 year 3 months 18 days
Maximum [Member]
Derivatives, Fair Value [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%